Business Combination, Significant Transaction and Sale of Business (Details Textual 3) ₪ in Thousands, ¥ in Thousands, $ in Thousands				12 Months Ended
		Apr. 01, 2015 USD ($)	Apr. 01, 2015 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 27, 2016 USD ($)		Dec. 27, 2016 ILS (₪)	Nov. 08, 2016 USD ($)	Oct. 04, 2016 USD ($)	Mar. 30, 2016 USD ($)	Mar. 30, 2016 ILS (₪)	May 07, 2015 USD ($)	May 07, 2015 ILS (₪)	Apr. 01, 2015 ILS (₪)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)
Business Combination, Significant Transaction and Sale of Business (Textual)
Allocated to goodwill						$ 617,272	$ 495,362
Acquisition of SeeV Solutions Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired																		75.00%	75.00%
Total assets acquired net of acquired cash																		$ 1,232	¥ 4,875
Percentage of remaining assets acquired																		25.00%	25.00%
Assets acquired remaining balance																		$ 433	¥ 1,713
Allocated to deferred taxes																		72
Redeemable non-controlling interests						177												$ (433)
Acquisition of Tiltan Systems Engineering Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired		64.00%															64.00%
Total assets acquired net of acquired cash		$ 654															₪ 2,600
Percentage of remaining assets acquired		36.00%															36.00%
Consequently recognized loss		$ 142	₪ 565
Allocated to deferred taxes		1,233															₪ 4,900
Allocated to goodwill		161															₪ 640
Acquisition of Hydus Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash		3,946
Allocated to deferred taxes		203
Total consideration		2,505
Eligible for future consideration		$ 1,441					1,739
Acquisition of Ono Apps Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash															$ 1,502
Allocated to deferred taxes															111
Total consideration															1,186	₪ 4,584
Eligible for future consideration															$ 316
Accumulated operating income				$ 1,300	₪ 5,000
Acquisition of Programa Logistics Systems Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired													60.00%	60.00%
Total assets acquired net of acquired cash													$ 2,241
Percentage of remaining assets acquired													40.00%	40.00%
Total consideration													$ 1,937	₪ 7,295
Eligible for future consideration													304	₪ 1,144
Redeemable non-controlling interests						2,302							$ (2,471)
Acquisition of Network Infrastructure Technologies Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired												60.00%
Total assets acquired net of acquired cash												$ 6,750
Percentage of remaining assets acquired												40.00%
Allocated to deferred taxes							(31,029)					$ 855
Total consideration												6,750
Redeemable non-controlling interests						3,931	$ (40,411)					$ (3,968)
Acquisition of Second to none solutions Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired											55.00%
Total assets acquired net of acquired cash											$ 801
Percentage of remaining assets acquired											45.00%
Allocated to deferred taxes											$ 314
Total consideration											287
Eligible for future consideration											514
Redeemable non-controlling interests						2,383					$ (2,184)
Acquisition of Aviv Management Engineering Systems Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Percentage of assets acquired								85.00%		85.00%
Total assets acquired net of acquired cash	[1]							$ 5,436
Percentage of remaining assets acquired								15.00%		15.00%
Allocated to deferred taxes	[1]							$ 472
Total consideration								5,123		₪ 19,699
Eligible for future consideration								313		1,200
Redeemable non-controlling interests						$ 1,861		$ (1,486)	[1]	₪ 5,714

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Matrix's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Matrix expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.